PREPAID EXPENSES AND PREPAID INVENTORY	9 Months Ended
Jun. 30, 2024
Prepaid Expenses And Prepaid Inventory
PREPAID EXPENSES AND PREPAID INVENTORY

NOTE 15 – PREPAID EXPENSES AND PREPAID INVENTORY

	June 30, 2024	September 30, 2023
Prepaid expenses and prepaid inventory
Prepaid expense	$3,333,391	$8,850,311
Prepaid services	5,539,504	6,284,441
Prepaid inventory	12,424,986	5,063,965
Customs surety bond paid	2,600,000	-
Prepaid trade shows	139,937	2,731,352
Other prepayments	1,721,936	2,025,154
Total prepaid expenses and prepaid inventory	$25,759,754	$24,955,223